Convertible Preferred Stock And Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Preferred Stock And Common Stock [Abstract]
Summary of Stock Based Compensation Expense
The following represents stock-based compensation expense in the Company’s condensed Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$27	$3	$53	$9
General and administrative	330	—	653	—

Total	$357	$3	$706	$9

Stock-based compensation expense included in the Statements of Operations is as follows (in thousands):

	2021	2020
Research and development	$12	$—
General and administrative	2	—

Total	$14	$—